Other Comprehensive Income (Loss) (Tables 1)	9 Months Ended
Sep. 30, 2015
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Changes in Accumulated Other comprehensive income (loss)
	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2013	$(121.856)	$(141.987)	$(286.744)	$(550.587)	$825	$(549.762)
Other comprehensive income (loss) before reclassifications	(4.287)	-	(203.099)	(207.386)	(3.579)	(210.965)
Amounts reclassified from AOCI	17.929	8.178	-	26.107	-	26.107
Other comprehensive income (loss) after reclassifications	13.642	8.178	(203.099)	(181.279)	(3.579)	(184.858)
Balance at September 30, 2014	$(108.214)	$(133.809)	$(489.843)	$(731.866)	$(2.754)	$(734.620)

Balance at December 31, 2014	$(103.277)	$(282.019)	$(702.447)	$(1.087.743)	$(5.261)	$(1.093.004)
Other comprehensive income (loss) before reclassifications	3.542	-	(247.256)	(243.714)	(3.692)	(247.406)
Amounts reclassified from AOCI	27.517	16.347	-	43.864	-	43.864
Other comprehensive income (loss) after reclassifications	31.059	16.347	(247.256)	(199.850)	(3.692)	(203.542)
Balance at September 30, 2015	$(72.218)	$(265.672)	$(949.703)	$(1.287.593)	$(8.953)	$(1.296.546)

Reclassifications out of Accumulated Other comprehensive income
Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	2015	2014
(Gain) Loss related to cash flow hedges
Interest rate contracts	$21.675	$20.483	Interest income/expense
Foreign exchange contracts	16.256	4.183	Costs of Revenue
	37.931	24.666	Total before tax
	(10.414)	(6.737)	Tax expense or benefit
	$27.517	$17.929	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) loss	25.995	12.959	(1)
	25.995	12.959	Total before tax
	(9.648)	(4.781)	Tax expense or benefit
	$16.347	$8.178	Net of tax
Total reclassifications for the period	$43.864	$26.107	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 9 for additional details).